Additional disclosures - Preference Shares and Preferred Securities (Details) - FINANCIAL LIABILITIES AT AMORTISED COST - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 21,062	€ 23,820	[1]	€ 21,510
Subordinated liabilities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	8,030	10,063		8,773
Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	321	345		404
Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 7,709	€ 9,717		€ 8,369

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).